UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: May 31, 2009

Item 1. Schedule of Investments.

Villere Balanced Fund
SCHEDULE OF INVESTMENTS at May 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS: 60.0%
	Aerospace & Defense: 2.9%
88,000	AAR Corp. *	$1,293,600

	Biotechnology: 4.0%
115,000	Luminex Corp. *	1,822,750

	Chemicals: 2.4%
108,000	American Vanguard Corp.	1,102,680

	Commercial Banks: 2.2%
40,000	Bank of the Ozarks, Inc.	1,011,600

	Diversified Financial Services: 3.4%
41,000	J.P. Morgan Chase & Co.	1,512,900

	Electrical Equipment: 3.9%
75,000	Baldor Electric Co.	1,739,250

	Energy Equipment & Services: 6.7%
664,500	ION Geophysical Corp. *	1,880,535
72,000	PHI, Inc. *	1,136,880
		3,017,415
	Food Products: 2.4%
27,000	The J.M. Smucker Co.	1,087,020

	Health Care Equipment: 2.9%
36,700	Varian Medical Systems, Inc. *	1,312,392

	Health Care Providers & Services: 5.6%
48,200	Quest Diagnostics, Inc.	2,517,004

	Internet Software & Services: 4.0%
295,500	NIC, Inc.	1,781,865

	IT Services: 3.4%
95,000	Euronet Worldwide, Inc. *	1,516,200

	Machinery: 2.8%
185,350	3D Systems Corp. *	1,278,915

	Oil & Gas Exploration: 3.0%
85,500	Gulf Island Fabrication, Inc.	1,359,450

	Software: 4.7%
138,500	EPIQ Systems, Inc. *	2,109,355

	Specialty Retail: 2.7%
82,800	Collective Brands, Inc. *	1,222,128

	Textiles, Apparel & Luxury Goods: 3.0%
58,000	Carter's, Inc. *	1,371,700

	TOTAL COMMON STOCKS
	(Cost $30,574,099)	27,056,224

	CONVERTIBLE PREFERRED STOCK: 5.4%
	Diversified Financial Services: 5.4%
3,200	Bank of America Corporation	2,432,000

	TOTAL CONVERTIBLE PREFERRED STOCK
	(Cost $1,867,825)	2,432,000

Principal
Amount
	CORPORATE BONDS: 29.6%
	Aerospace & Defense: 0.7%
	General Dynamics Corp.,
$300,000	5.375%, 08/15/2015	313,526

	Capital Markets: 1.0%
	Goldman Sachs Group, Inc.
200,000	6.875%, 01/15/2011	211,048
	Merrill Lynch & Co., Inc.,
250,000	6.875%, 11/15/2018	233,275
		444,323
	Chemicals: 2.3%
	Du Pont E.I. De Nemours & Co.,
1,000,000	4.750%, 11/15/2012	1,048,472

	Commercial Banks: 1.9%
	BB&T Corp.
1,000,000	4.900%, 06/30/2017	866,371

	Commercial Services & Supplies: 1.7%
	International Lease Finance Corp.,
1,000,000	5.875%, 05/01/2013	778,078

	Computers & Peripherals: 0.6%
	International Business Machines Corp.,
250,000	4.750%, 11/29/2012	266,334

	Depository Institutions: 4.6%
	First Union National Bank of Charlotte
2,000,000	7.800%, 08/18/2010	2,096,012

	Diversified Financial Services: 2.7%
	Countrywide Home Loans, Inc.,
750,000	4.000%, 03/22/2011	725,138
	JPMorgan Chase & Co.,
500,000	4.875%, 03/15/2014	482,434
		1,207,572

	Energy Equipment & Services: 1.5%
	PHI, Inc.
800,000	7.125%, 04/15/2013	656,000

	Food Products: 0.9%
	Kraft Foods, Inc.
400,000	5.250%, 10/01/2013	410,466

	Holding & Other Investment Offices: 0.9%
	Colonial Bank
1,359,000	6.375%, 12/01/2015	407,700

	Household Durables: 3.0%
	Leggett & Platt, Inc.
1,500,000	4.650%, 11/15/2014	1,352,286

	Insurance: 1.5%
	Prudential Financial, Inc.,
750,000	5.000%, 01/15/2013	671,864

	Pharmaceuticals: 1.6%
	Pfizer, Inc.
700,000	6.200%, 03/15/2019	750,599

	Road & Rail: 0.3%
	CSX Transportation, Inc.,
125,000	7.770%, 04/01/2010	126,776

	Specialty Retail: 4.4%
	The Home Depot, Inc.
2,000,000	5.400%, 03/01/2016	1,964,680
	TOTAL CORPORATE BONDS
	(Cost $14,911,396)	13,361,059

	SHORT-TERM INVESTMENT: 4.7%
Shares	INVESTMENT COMPANY: 4.7%
2,115,351	Federated Cash Trust Money Market	2,115,351

	TOTAL SHORT-TERM INVESTMENT
	(Cost $2,115,351)	2,115,351

	TOTAL INVESTMENTS IN SECURITIES: 99.7%
	(Cost $49,468,671)	44,964,634
	Other Assets in Excess of Liabilities: 0.3%	141,531
	TOTAL NET ASSETS: 100.0%	$45,106,165

*	Non Income Producing

	The cost basis of investments for federal income tax purposes at May 31, 2009 was as follows+:

	Cost of investments	$49,468,671
	Gross unrealized appreciation	3,438,349
	Gross unrealized depreciation	(7,942,386)
	Net unrealized depreciation	$(4,504,037)

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

Villere Balanced Fund

FAS 157 - Summary of Fair Value Exposure at May 31, 2009 (Unaudited)

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable.  The Villere Balanced Fund has adopted FAS 157 effective September 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Villere Balanced Fund's net assets as of May 31, 2009:

Description	Investments in Securities
Level 1 - Quoted prices	$31,603,575
Level 2 - Other significant observable inputs	13,361,059
Level 3 - Significant unobservable inputs	-
Total	$44,964,634

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Robert M. Slotky
Robert M. Slotky, President

Date  July 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Robert M. Slotky
Robert M. Slotky, President

Date  July 7, 2009

By (Signature and Title)*    /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  July 13, 2009

* Print the name and title of each signing officer under his or her signature.